Note 8 - Right to Use Assets and Lease Liability (Details Textual) - USD ($)	9 Months Ended
	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
Payments for Rent, Periodic Payments	$ 4,625
Lessee, Operating Lease, Discount Rate	7.00%
Operating Lease, Right-of-Use Asset	$ 128,617
Operating Lease, Liability, Total	128,618		$ 170,000
Lease, Cost, Total	$ 44,533
Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset		$ 165,096
Operating Lease, Liability, Total		165,096
Deferred Rent Credit		$ (3,377)